Note 11 - Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period (in Shares)	555,651	582,811	539,246
Granted (in Shares)	1,887,000	0	49,600
Exercised (in Shares)	0	0	(200)
Forfeiture (in Shares)	(28,432)	(25,533)	0
Expired (in Shares)	(60,390)	1,627	5,835
Balance at end of period (in Shares)	2,353,829	555,651	582,811
Options exercisable (in Shares)	1,122,189	544,619	522,106
Outstanding, beginning of period	$ 37.70	$ 36.93	$ 34.80
Granted	0.35	0.00	11.70
Exercised	0.00	0.00	23.20
Forfeiture	1.41	20.36	.00
Expired	31.54	291.07	126.40
Balance at end of period	8.35	37.70	36.93
Weighted average exercise price, exercisable	17.12	38.23	38.01
Outstanding, beginning of period	19.33	19.37	18.80
Granted	0.26	0.00	7.50
Exercised	0.00	0.00	12.00
Forfeiture	0.80	14.19	0.00
Expired	14.27	228.92	96.00
Balance at end of period	4.30	19.33	19.37
Weighted average grant date fair value, exercisable	$ 8.75	$ 19.59	$ 20.06